Balances and Transactions with Related Parties (Details)		1 Months Ended					12 Months Ended
	Aug. 31, 2014 ILS (₪)	Mar. 02, 2021	May 28, 2015 ILS (₪)	Jan. 18, 2015	Aug. 31, 2014 ILS (₪)	Aug. 31, 2012	Dec. 31, 2021 USD ($) shares
Balances and Transactions with Related Parties (Details) [Line Items]
Number of directors						4
Description of transactions with related party							Pursuant to the amendment, the monthly salary of the Company’s CEO was increased by 5% in each of the three years of the extension of the engagement to NIS 52.5 a month starting January 2012.
Shareholders agreement term				5 years
Remuneration total (in New Shekels)			₪ 80
Option granted, percentage			2.50%
One-time cash payment (in New Shekels)	₪ 87.5
Compensation under the services agreement (in New Shekels)					₪ 15,000
Percentage of compensation paid						0.50%
Annual gross salary (in Dollars) | $							$ 350
Percentage of monthly salary		20.00%
Gross lump sum amount (in Dollars) | $							$ 50
Entitled to receive RSUs (in Shares) | shares							600,000
Number of RSUs sold period							1 year
Percentage of vested RSUs							5.00%
CEO [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Number of directors							9
Termination period							3 years
Compensation payable							1.75%
Board of Directors [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Number of key officers							3
CFO [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Employment agreement, description					In August 2014, the Company signed an employment agreement with the CFO at a 60% employment capacity for a period of 5 years, according to which the CFO shall be entitled to a monthly salary of NIS 10, and accordingly updated the management agreement to fees at the amount of NIS 2.5 for a period of five years.
One-time cash payment (in New Shekels)	₪ 192.5
Third Party [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Number of directors						4
Mr. Reichman [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Termination period							1 year